Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00000939586994067732	$ 0.00000939586994067732
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	166,217,880	149,181,538
Ordinary shares, outstanding	158,248,149	140,938,555
Treasury shares	7,969,731	8,242,983